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                                   MEMORANDUM

VIA EDGAR AND FACSIMILE

For Commission Use Only

Re:  North Pointe Holdings Corporation
     Amendment No. 5 to Registration Statement on Form S-1
     File Number 333-122220

     Enclosed herewith are one clean and two marked copies of the above-referenced Amendment No. 5 to Registration Statement on Form S-1 (the "Registration Statement") of North Pointe Holdings Corporation (including its consolidated subsidiaries, the "Registrant"). Amendment No. 5 to the Registration Statement reflects, among other things: (1) information regarding the offering, including the number of shares being offered and estimated price range; (2) the addition of disclosure under the caption "Recent Developments" regarding Hurricane Katrina, which struck the Gulf Coast and Florida in late August 2005; (3) the addition of disclosure under the caption "Business" regarding the Registrant's anticipated flood insurance business; and (4) the updating of other information throughout the Registration Statement.

     Please contact Todd B. Pfister, Esq. at (312) 832-4579 should you have any questions.